Segment Information - Summary of Non-Current Assets by Geographical Regions (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Geographical Areas [Line Items]
Non-current assets	₩ 13,093	₩ 9,902	₩ 4,099
Domestic
Disclosure Of Geographical Areas [Line Items]
Non-current assets	7,612	5,732	3,054
Overseas
Disclosure Of Geographical Areas [Line Items]
Non-current assets	₩ 5,481	₩ 4,170	₩ 1,045